Exhibit 99.2

Ford Credit Auto Lease Trust 2014-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2015

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2015, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2015, leases with a total base residual value of $18,864,688.95 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2015
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2015-	March	$1,148,767,172.87
	April	$1,107,852,010.74	$20,586,606.25	8.05%	$26,136,796.03	2.71%
	May	$1,081,489,120.40	$20,334,540.63	7.95%	$11,722,908.10	1.22%
	June	$1,050,520,756.91	$19,980,062.34	7.81%	$16,547,344.66	1.72%
	July	$1,011,961,035.44	$19,448,840.22	7.60%	$24,510,555.42	2.54%
	August	$965,331,221.37	$18,729,090.99	7.32%	$33,101,902.65	3.43%
	September	$912,747,703.94	$17,897,898.40	7.00%	$39,646,071.77	4.11%
	October	$840,246,664.49	$16,661,614.57	6.51%	$60,528,959.61	6.28%
	November	$765,144,584.59	$15,342,986.75	6.00%	$64,075,738.66	6.65%
	December	$687,471,443.20	$13,975,538.95	5.46%	$67,628,522.05	7.02%
2016-	January	$648,569,353.56	$13,335,174.39	5.21%	$29,098,677.10	3.02%
	February	$597,087,596.69	$12,423,659.48	4.86%	$42,390,183.86	4.40%
	March	$543,374,488.35	$11,467,357.21	4.48%	$45,313,472.05	4.70%
	April	$491,628,177.39	$10,520,433.28	4.11%	$44,017,764.85	4.57%
	May	$437,001,823.77	$9,484,685.70	3.71%	$47,667,417.40	4.94%
	June	$382,561,996.09	$8,443,181.11	3.30%	$48,241,842.74	5.00%
	July	$330,282,062.94	$7,413,235.44	2.90%	$46,832,268.24	4.86%
	August	$270,049,351.14	$6,190,173.44	2.42%	$55,739,122.45	5.78%
	September	$205,949,776.46	$4,871,328.89	1.90%	$60,615,210.37	6.29%
	October	$161,335,816.96	$3,790,065.21	1.48%	$41,881,477.91	4.34%
	November	$110,842,073.13	$2,548,024.42	1.00%	$48,773,935.80	5.06%
	December	$47,325,109.80	$1,161,248.84	0.45%	$62,924,521.13	6.53%
2017-	January	$31,148,145.22	$770,468.06	0.30%	$15,649,328.70	1.62%
	February	$14,441,334.56	$361,555.06	0.14%	$16,505,114.00	1.71%
	March	$621,475.03	$17,879.01	0.01%	$13,876,168.48	1.44%
	April	$327,709.41	$10,505.03	0.00%	$286,572.70	0.03%
	May	$278,388.40	$8,916.10	0.00%	$42,189.00	0.00%
	June	$199,540.05	$6,775.26	0.00%	$73,601.00	0.01%
	July	$153,856.87	$5,161.30	0.00%	$41,584.90	0.00%
	August	$149,506.92	$5,161.30	0.00%	$0.00	0.00%
	September	$137,613.27	$4,357.79	0.00%	$8,323.70	0.00%
	October	$76,033.82	$2,579.32	0.00%	$59,715.00	0.01%
	November	$35,178.71	$1,133.18	0.00%	$40,112.65	0.00%
	December	$0.00	$0.00	0.00%	$35,359.00	0.00%
Total			$255,800,237.92	100.00%	$964,012,761.98	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,219,812,999.90

Ford Credit Auto Lease Trust 2014-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2015	Car	339	76.35%	$(1,167)	(3.69)%	(6.58)%
	CUV	348	73.11%	$1,658	4.54%	8.09%
	SUV	37	63.79%	$3,447	8.98%	20.12%
	Truck	19	31.15%	$3,141	6.87%	11.76%
	Total/Average	743	71.51%	$496	1.43%	2.58%
February 2015	Car	453	78.65%	$(973)	(3.23)%	(5.68)%
	CUV	302	63.98%	$2,232	6.14%	11.33%
	SUV	39	75.00%	$3,562	9.99%	21.97%
	Truck	25	33.33%	$3,801	8.77%	15.47%
	Total/Average	819	69.70%	$571	1.73%	3.13%
March 2015	Car	563	77.66%	$(653)	(2.15)%	(3.83)%
	CUV	344	56.77%	$2,826	7.78%	14.37%
	SUV	37	54.41%	$4,783	12.41%	27.51%
	Truck	40	30.53%	$4,162	9.19%	16.34%
	Total/Average	984	64.31%	$963	2.89%	5.26%